Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of operating segments [line items]
Profit for the period	€ 77.6	€ 82.1	€ 168.0	€ 212.7
Taxation	18.8	22.3	39.4	62.0
Net financing costs	2.0	4.4	66.3	35.1
Depreciation & amortization	23.2	22.6	68.8	65.8
Exceptional items	13.5	18.9	54.1	25.2
Material reconciling items
Disclosure of operating segments [line items]
Exceptional items	13.5	18.9	54.1	25.2
Other add-backs	4.6	2.9	21.8	10.6
Adjusted EBITDA	€ 139.7	€ 153.2	€ 418.4	€ 411.4